Fair Value - Schedule of Fair Value Measurements of Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure	$ 93,506	$ 85,321	$ 18,443
Contingent consideration - business combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure	2,869	3,549
Contingent consideration - earnout
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure	43,193	50,238
Private warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure	47,444	31,534
Redeemable convertible preferred stock warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure			6,684
FVO notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure			11,659
Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure			100
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure	93,506	85,321	18,443
Level 3 | Contingent consideration - business combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure	2,869	3,549
Level 3 | Contingent consideration - earnout
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure	43,193	50,238
Level 3 | Private warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure	$ 47,444	$ 31,534
Level 3 | Redeemable convertible preferred stock warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure			6,684
Level 3 | FVO notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure			11,659
Level 3 | Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure			$ 100